Research International Core Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Common Stocks (98.4%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (6.6%)
Advanced Info Service PCL - Foreign Shares	Thailand	667,600	3,706
carsales.com, Ltd.	Australia	115,896	1,568
Hellenic Telecommunications Organization SA	Greece	265,018	4,251
KDDI Corp.	Japan	292,400	8,965
NAVER Corp.	South Korea	23,671	7,885
NetEase, Inc., ADR	Cayman Islands	103,735	10,712
SEEK, Ltd. *	Australia	91,205	1,975
SoftBank Group Corp.	Japan	108,100	9,109
Tele2 AB	Sweden	117,787	1,589
Tencent Holdings, Ltd.	Cayman Islands	116,000	9,102

Total			58,862

Consumer Discretionary (10.9%)
adidas AG *	Germany	32,381	10,108
Burberry Group PLC *	United Kingdom	109,936	2,877
Cie Financiere Richemont SA	Switzerland	60,168	5,777
Continental AG	Germany	42,247	5,584
Flutter Entertainment PLC *	Ireland	35,269	7,539
Koito Manufacturing Co., Ltd.	Japan	121,700	8,155
LVMH Moet Hennessy Louis Vuitton SE	France	27,631	18,408
Naspers, Ltd. - Class N	South Africa	21,521	5,149
Ocado Group PLC *	United Kingdom	61,506	1,726
Techtronic Industries Co., Ltd.	Hong Kong	712,500	12,190
Toyota Industries Corp.	Japan	73,300	6,527
USS Co., Ltd.	Japan	167,100	3,266
Yamaha Corp.	Japan	62,700	3,403
Yum China Holdings, Inc.	United States	93,308	5,525

Total			96,234

Consumer Staples (9.4%)
British American Tobacco PLC	United Kingdom	276,809	10,586
Danone SA	France	126,392	8,671
Diageo PLC	United Kingdom	349,026	14,385
Japan Tobacco, Inc.	Japan	267,100	5,126
Kao Corp.	Japan	110,900	7,325
Nestle SA	Switzerland	224,026	24,968
Reckitt Benckiser Group PLC	United Kingdom	97,355	8,721
Sugi Holdings Co.	Japan	44,900	3,556

Total			83,338

Energy (3.2%)
Cairn Energy PLC	United Kingdom	1,308,239	3,070
Eni SpA	Italy	386,283	4,754
Galp Energia SGPS SA	Portugal	563,328	6,553
Idemitsu Kosan Co., Ltd.	Japan	192,200	4,954

Common Stocks (98.4%)	Country	Shares/ Par +	Value $ (000’s)
Energy continued
Oil Search, Ltd.	Papua New Guinea	1,303,396	4,059
TC Energy Corp.	Canada	99,629	4,567

Total			27,957

Financials (17.3%)
AIA Group, Ltd.	Hong Kong	1,370,600	16,625
AIB Group PLC *	Ireland	2,458,455	6,464
Aon PLC	Ireland	58,334	13,423
Bank of Ireland Group PLC *	Ireland	1,305,093	6,474
Beazley PLC *	United Kingdom	238,482	1,157
BNP Paribas SA *	France	257,676	15,677
Credit Suisse Group AG	Switzerland	453,430	4,750
Euronext NV	Netherlands	74,041	7,458
HDFC Bank, Ltd. *	India	473,475	9,678
Hiscox, Ltd. *	Bermuda	261,294	3,099
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	123,700	7,278
ING Groep NV	Netherlands	617,359	7,553
Julius Baer Group, Ltd.	Switzerland	120,338	7,695
KBC Group NV *	Belgium	103,986	7,561
Macquarie Group, Ltd.	Australia	57,643	6,691
Mitsubishi UFJ Financial Group, Inc.	Japan	1,631,000	8,716
UBS Group AG	Switzerland	471,769	7,305
United Kingdom of Great Britain	United Kingdom	2,247,184	6,080
Zurich Insurance Group AG	Switzerland	21,764	9,289

Total			152,973

Health Care (11.4%)
Bayer AG	Germany	95,249	6,027
EssilorLuxottica SA	France	42,093	6,854
Koninklijke Philips NV *	Netherlands	248,101	14,162
Kyowa Hakko Kirin Co., Ltd.	Japan	358,600	10,720
Novo Nordisk AS - Class B	Denmark	281,953	19,102
Qiagen NV *	Netherlands	94,009	4,550
Roche Holding AG	Switzerland	77,059	24,904
Santen Pharmaceutical Co., Ltd.	Japan	617,500	8,493
Terumo Corp.	Japan	160,500	5,797

Total			100,609

Industrials (15.7%)
51job, Inc. *	Cayman Islands	41,739	2,613
Brambles, Ltd.	Australia	825,599	6,634
Daikin Industries, Ltd.	Japan	70,000	14,111
GEA Group AG	Germany	209,692	8,594
Hitachi, Ltd.	Japan	272,200	12,301
Kubota Corp.	Japan	528,100	12,017
Legrand SA	France	106,471	9,904
MTU Aero Engines AG	Germany	18,087	4,257
Persol Holdings Co., Ltd.	Japan	134,700	2,633

Research International Core Portfolio

Common Stocks (98.4%)	Country	Shares/ Par +	Value $ (000’s)
Industrials continued
Ritchie Bros Auctioneers, Inc.	Canada	128,237	7,508
Ryanair Holdings PLC *	Ireland	28,064	3,227
Schindler Holding AG	Switzerland	30,600	8,987
Schneider Electric SE	France	150,530	22,993
SMC Corp.	Japan	17,000	9,874
TOTO, Ltd.	Japan	29,900	1,836
Wolters Kluwer NV	Netherlands	129,806	11,283

Total			138,772

Information Technology (8.6%)
Amadeus IT Group SA *	Spain	103,353	7,318
Cadence Design Systems, Inc.*	United States	36,796	5,041
Constellation Software, Inc.	Canada	4,024	5,620
EPAM Systems, Inc. *	United States	18,670	7,406
Fujitsu, Ltd.	Japan	55,600	8,034
Kyocera Corp.	Japan	91,800	5,824
Nintendo Co., Ltd.	Japan	5,100	2,847
Nomura Research Institute, Ltd.	Japan	212,400	6,570
NXP Semiconductors NV	Netherlands	42,094	8,475
Samsung Electronics Co., Ltd.	South Korea	96,050	6,908
Scout24 AG	Germany	58,695	4,454
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	365,189	7,513
Topicus.com, Inc. *	Canada	7,593	499

Total			76,509

Materials (8.6%)
Akzo Nobel NV	Netherlands	107,481	12,009
Croda International PLC	United Kingdom	113,704	9,951
Kansai Paint Co., Ltd.	Japan	184,300	4,918
Linde PLC	Ireland	77,684	21,764
Nitto Denko Corp.	Japan	97,400	8,322
Sika AG	Switzerland	34,757	9,929
Symrise AG	Germany	75,427	9,146

Total			76,039

Real Estate (2.8%)
ESR Cayman, Ltd. *	Cayman Islands	1,286,200	4,211
Grand City Properties SA	Luxembourg	417,178	10,450

Common Stocks (98.4%)	Country	Shares/ Par +	Value $ (000’s)
Real Estate continued
LEG Immobilien AG	Germany	76,306	10,036

Total			24,697

Telecommunication Services (0.4%)
Cellnex Telecom SA	Spain	66,531	3,831

Total			3,831

Utilities (3.5%)
APA Group	Australia	429,022	3,265
China Resources Gas Group, Ltd.	Bermuda	814,000	4,513
CLP Holdings, Ltd.	Hong Kong	482,000	4,681
E.ON SE	Germany	398,972	4,643
Iberdrola, SA	Spain	724,777	9,337
Orsted A/S	Denmark	30,319	4,897

Total			31,336

Total Common Stocks (Cost: $662,646)			871,157

Warrants (0.0%)
Consumer Discretionary (0.0%)
Cie Financiere Richemont SA *	Switzerland	136,342	52

Total			52

Total Warrants (Cost: $–)			52

Short-Term Investments (1.3%)
Money Market Funds (1.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040%#	United States	11,084,084	11,084

Total			11,084

Total Short-Term Investments (Cost: $11,084)			11,084

Total Investments (99.7%) (Cost: $673,730)@			882,293

Other Assets, Less Liabilities (0.3%)			2,919

Net Assets (100.0%)			885,212

Investments Percentage by Country is based on Net Assets:
Japan	20.7%
Switzerland	11.6%
France	9.4%
Netherlands	7.5%
Germany	7.0%
Ireland	6.7%
United Kingdom	6.6%
Other	30.2%

Total	99.7%

Research International Core Portfolio

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	State Street Bank And Trust Company	AUD	268	203	4/6/21	$—	$	—p	$	—p
						$—	$	—p	$	—p

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2021.
@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $673,730 and the net unrealized appreciation of investments based on that cost was $208,563 which is comprised of $233,060 aggregate gross unrealized appreciation and $24,497 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$55,156		$3,706	$—
All Others	812,295		—	—
Short-Term Investments	11,084		—	—
Warrants	52		—	—

Total Assets:	$878,587		$3,706	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—		—p	—

Total Liabilities:	$—	$	—p	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand